PENSION AND POSTRETIREMENT BENEFIT - Disclosure of Statements of Financial Position (Details) - Pension Benefits - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Qualified
Disclosure of defined benefit plans [line items]
Beginning balance	$ 0
Benefits paid	0	$ 0	$ 0	$ 60,000,000
Ending balance	(149,000,000)	0
Qualified | Reconciliation of benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	0	0
Acquisition from business combination	343,000,000	0
Interest cost on projected benefit obligation	9,000,000	0
Actuarial (gain) loss	(10,000,000)	0
Benefits paid	(17,000,000)	0
Ending balance	325,000,000	0	0
Qualified | Reconciliation of fair value of plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	0	0
Acquisition from business combination	(499,000,000)	0
Actual return on plan assets	(8,000,000)	0
Employer contributions	0	0
Benefits paid	17,000,000	0
Ending balance	(474,000,000)	0	0
Non-qualified
Disclosure of defined benefit plans [line items]
Beginning balance	0
Benefits paid	5,000,000	0
Ending balance	52,000,000	0
Non-qualified | Reconciliation of benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	0	0
Acquisition from business combination	55,000,000	0
Interest cost on projected benefit obligation	1,000,000	0
Actuarial (gain) loss	1,000,000	0
Benefits paid	(5,000,000)	0
Ending balance	52,000,000	0	0
Non-qualified | Reconciliation of fair value of plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	0	0
Acquisition from business combination	0	0
Actual return on plan assets	0	0
Employer contributions	5,000,000	0
Benefits paid	5,000,000	0
Ending balance	$ 0	$ 0	$ 0